Provision for contingencies and judicial deposits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary of liabilities, and corresponding judicial deposits, related to contingencies

	December 31, 2023		December 31, 2022
Probable contingencies:	Judicial deposits	Provision for contingencies	Judicial deposits	Provision for contingencies
Labor and social security contingencies	631	393	826	607
	631	393	826	607

Summary of changes in provision for contingencies

Consolidated
(=) Balance at January, 1st 2022	181
(+) Provisions made during the year	518
(-) Provisions used during the year	(92)
(=) Balance at 31 December 2022	607
(+) Business combination	18
(+) Provisions made during the year	1,049
(-) Provisions reversed during the year	(1,281)
(=) Balance at December 31, 2023	393